Accrued expenses (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued interest	$ 4.6	$ 5.4
Accrued operating expenses	0.8	0.8
Cash distributions payable	0.0	0.4
Other accrued expenses	1.0	0.6
Accounts payable and accrued liabilities, total	$ 6.4	$ 7.2
Cash distributions payable (in USD per share)		$ 0.01